Other investments (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of Other investments [Abstract]
Disclosure of detailed information about fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
The details of such investments are given below:

	March 31, 2018	March 31, 2017
Investment in equity instruments – unquoted
Investment in equity shares of Vashi Railway Station Commercial Complex Limited	150	150
Investment in equity shares of Sarayu Clean Gen Private Limited	1,560	1,560
Investment in debt securities – unquoted
Investment in Attala Systems Corporation #	144,008	72,943
	145,718	74,653

# Unsecured convertible promissory note of $2214 with Attala Systems Corporation, of which $ 750 (₹ 47,945), $ 375(₹ 23,973), $375 (₹ 23,973), $ 500 (₹ 31,964) and $ 214 (₹ 16,153) matures on 17th October 2019, 4th January 2020, 4th April 2020, 30th October 2020 and 1st January 2021 respectively. The note bears interest at a rate of five percent (5%). The promissory note is convertible to equity securities under specific terms based on triggering events as defined in the agreement.